4. REVERSE MERGER (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Membership interest conversion terms of common stock	Each share of WikiSoft DE’s outstanding membership interest was converted into the right to receive one (1) share of the Company’s common stock, par value $0.001 per share (the “Common Stock”), all of which shares of Common Stock were issued in exchange for the total outstanding shares of common stock in WikiSoft DE for a total of 100,000,000 shares of Common Stock
Stock issued in exchange for total shares of Wikisoft DE	100,000,000
Common stock, shares issued			90,989,265		90,989,265		104,964,265	104,425,830	90,964,265
Common stock, shares outstanding			90,989,265		90,989,265		104,964,265	104,425,830	90,964,265
Hypothetical consideration	WikiSoft DE, is required to calculate a hypothetical amount of consideration it would have transferred to the accounting acquiree (the Company) to obtain the same percentage ownership interest in the combined entity that results from the transaction. Under reverse acquisition accounting, as the accounting acquirer, WikiSoft DE is deemed (for accounting purposes only) to have issued 4,365,219 shares with an aggregate value at the merger date of $2,837,392 based on estimated fair value of $0.65 per share.
Common stock, fair value per share	$ 0.65
Loss on reverse merger								$ (2,837,392)
The Company
Common stock ownership percentage in company	4.13%
Wikisoft DE
Common stock ownership percentage in company	95.87%
Series A Preferred Stock
Membership interest conversion terms of common stock	Shareholders in the Company holding 60 shares of Series A Preferred Stock converted their preferred stock into 4,000,000 shares of common stock.
Conversion of shares, shares converted	4,000,000
Preferred shares converted	60	60